UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22417

       Destra Investment Trust
(Exact name of registrant as specified in charter)

901 Warrenville Rd., Suite 15
Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Nicholas Dalmaso
901 Warrenville Rd., Suite 15
       Lisle, IL 60532
 (Name and address of agent for service)

Registrant's telephone number, including area code:  1-630-241-4200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

DESTRA HIGH DIVIDEND STRATEGY FUND
PORTFOLIO OF INVESTMENTS
December 31, 2012 (unaudited)

Number
of Shares	Description	Fair Value
	Common Stocks - 96.7%

	Consumer Staples - 2.0%
11,247	H.J. Heinz Co.	$ 648,727

	Energy - 30.8%
7,424	Energy Transfer Equity LP	337,644
23,914	Energy Transfer Partners LP	1,026,628
28,425	Enterprise Products Partners LP	1,423,524
14,189	Kinder Morgan Energy Partners LP	1,132,140
13,843	ONEOK Partners LP	747,384
15,212	Plains All American Pipeline LP	688,191
30,014	Seadrill Ltd. (Bermuda)	1,104,515
15,522	Spectra Energy Corp.	424,992
33,845	Statoil ASA, ADR (Norway)	847,479
42,450	The Williams Cos., Inc.	1,389,813
14,335	Total SA, ADR (France)	745,563
		9,867,873
	Financials - 12.7%
6,401	Bank of Montreal (Canada)	392,382
18,295	Cincinnati Financial Corp.	716,432
11,440	CME Group, Inc. - Class A	580,122
10,297	Digital Realty Trust, Inc.	699,063
15,506	HCP, Inc.	700,561
14,165	OMEGA Healthcare Investors, Inc.	337,835
13,787	Senior Housing Properties Trust	325,925
34,552	Valley National Bancorp	321,334
		4,073,654
	Health Care - 18.5%
19,328	Abbott Laboratories	1,265,984
11,441	Baxter International, Inc.	762,657
14,845	Eli Lilly & Co.	732,155
21,577	GlaxoSmithKline PLC, ADR (United Kingdom)	937,952
13,701	Johnson & Johnson	960,440
14,242	Merck & Co., Inc.	583,068
26,953	Pfizer, Inc.	675,981
		5,918,237
	Industrials - 4.6%
56,516	General Electric Co.	1,186,271
30,642	R.R. Donnelley & Sons Co.	275,778
		1,462,049
	Information Technology - 6.3%
40,911	Intel Corp.	843,994
22,450	Maxim Integrated Products, Inc.	660,030
16,033	Microchip Technology, Inc.	522,515
		2,026,539
	Materials - 2.6%
20,747	International Paper Co.	826,561

	Software & Services - 1.7%
25,199	CA, Inc.	553,874

	Telecommunication Services - 5.5%
26,712	AT&T, Inc.	900,462
7,763	BCE, Inc. (Canada)	333,343
20,462	Vodafone Group PLC, ADR (United Kingdom)	515,438
		1,749,243

Number
of Shares	Description	Fair Value
	Utilities - 12.0%
33,711	American Water Works Co., Inc.	$ 1,251,689
18,092	National Grid PLC, ADR (United Kingdom)	1,039,205
62,325	NiSource, Inc.	1,551,269
		3,842,163
	Total Common Stocks
	(Cost $30,269,141)	30,968,920

	Money Market Mutual Funds - 3.4%
1,104,134	Fidelity Institutional Money Market
	Prime, 0.08% (a)
	(Cost $1,104,134)	1,104,134

	Total Investments - 100.1%
	(Cost $31,373,275)	32,073,054
	Liabilities in excess of other Assets - (0.1%)	(42,383)

	Net Assets - 100.0%	$ 32,030,671

		% of Net
Summary by Country	Fair Value	Assets
Bermuda	$1,104,515	3.4%
Canada	725,725	2.3
France	745,563	2.3
Norway	847,479	2.6
United Kingdom	2,492,595	7.8
United States	26,157,177	81.7
Total investments	32,073,054	100.1%
Liabilities in excess of other
Assets	(42,383)	(0.1)
Net Assets	$32,030,671	100.0%

ADR – American Depository Receipt
ASA – Stock Company
LP – Limited Partnership
PLC – Public Limited Company
SA - Corporation

(a) Interest rate shown reflects yield as of December 31, 2012.

FEDERAL INCOME TAX MATTERS

For the period ended December 31, 2012, the cost of investments on a tax basis including any adjustment for financial reporting purposes, were as follows*:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Destra High Dividend Strategy Fund	$ 31,407,740	$ 1,473,701	$ (808,387)	$ 665,314

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds have adopted the Accounting Standard Update 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds procedures are approved by the Board of Trustees.

The following tables represent the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of December 31, 2012:

Destra High Dividend Strategy Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$30,968,920	$-	$-	$30,968,920
Money Market Mutual Funds	1,104,134	-	-	1,104,134
Total	$32,073,054	$-	$-	$32,073,054
*  Please refer to the schedule of investments to view securities segregated by industry type.

The Fund held no Level 2 and Level 3 securities during the period ended December 31, 2012. There were no transfers between valuation levels during the period ended December 31, 2012.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Destra Investment Trust

By (Signature and Title)*                     /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date           2/6/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                     /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date           2/6/2013

By (Signature and Title)*                    /s/ Linda Fryer
Linda Fryer, Chief Financial Officer
(principal financial officer)

Date           2/6/2013

* Print the name and title of each signing officer under his or her signature.